Business Combination (Details) - Schedule of business combination statment of operation - USD ($)	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
HAPPINESS BIOTECH GROUP LIMITED [Member]
Condensed Income Statements, Captions [Line Items]
Revenue	$ 71,433,130	$ 65,061,953
Net Income (Loss)	$ 683,926	$ 12,688,035
Net Income (Loss) per ordinary share - basic and diluted (in Dollars per share)	$ 0.03	$ 0.53
Weighted average ordinary shares - basic and diluted (in Shares)	26,160,270	23,843,836
DAJI [Member]
Condensed Income Statements, Captions [Line Items]
Revenue	$ 175,425	$ 7,429
Net Income (Loss)	(2,333)	(21)
Combined [Member]
Condensed Income Statements, Captions [Line Items]
Revenue	71,608,555	65,069,382
Net Income (Loss)	$ 681,593	$ 12,688,014
Net Income (Loss) per ordinary share - basic and diluted (in Dollars per share)	$ 0.03	$ 0.53
Weighted average ordinary shares - basic and diluted (in Shares)	26,160,270	23,843,836